Results related to associates	6 Months Ended
Jun. 30, 2020
Results related to associates
Results related to associates

12. Results related to associates

The results related to associates for the three month period ended June 30, 2020 amounting to €  52,000 consist of our share of the net losses of Wings Therapeutics Inc. Results related to associates for the three month period ended June 30, 2019 consisted of a gain on the sale of assets to Wings Therapeutics Inc of € 959,000 and the Company’s share in the net loss of Wings Therapeutics Inc, amounting to € 261,000.